Operating Leases	6 Months Ended
Jun. 30, 2023
Operating Leases
Operating Leases

4) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership primarily uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the Vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter and bareboat charters and other revenues for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Time charter revenues (service element included)	$61,667	$52,325	$113,325	$106,170
Bareboat revenues	8,257	11,463	19,532	22,805
Total time charter and bareboat revenues	69,924	63,788	132,857	128,975
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	3,900	171	12,147	180
Total revenues	$73,824	$63,959	$145,004	$129,155

As of June 30, 2023, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods and excluding any contracted revenues signed after June 30, 2023):

(U.S. Dollars in thousands)
2023 (excluding the six months ended June 30, 2023)	$127,992
2024	179,406
2025	187,181
2026	106,749
2027	18,873
2028 and thereafter	—
Total	$620,201

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of June 30, 2023 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in March 2026 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in August 2026 with Transpetro.
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, that expires on or around December 31, 2023, or at such time as the vessel is to be delivered to Equinor, if earlier. The vessel will commence on a new time charter contract with Equinor in the fourth quarter of 2023 or the first quarter of 2024. The new charter is for a fixed period of two years with options for the charterer to extend the charter by two further one-year periods;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”), that expires in January 2024, with a charterer’s option to extend one year. In November 2021, the Partnership entered into a new time charter contract for the Windsor Knutsen with Equinor to commence in the fourth quarter of 2024 or the first quarter of 2025 for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods. The Partnership has now agreed with Equinor to substitute the Brasil Knutsen for the Windsor Knutsen, with the time charter contract otherwise remaining unchanged. In July 2023, the Partnership agreed commercial terms for a new time charter contract for the Windsor Knutsen with an oil major to commence within the window from February 1, 2025 to May 1, 2025. The new time charter contract is for a fixed period, at the charterer’s option, of either one year with an option for the charterer to extend the charter by one further year, or, a single firm period of two years. Signing of the new time charter contract remains subject to charterer’s management approval, agreement of certain operational details, and customary documentation;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract that expires in January 2024, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with options for the charterer to extend the charter until January 2026;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a rolling time charter contract with Knutsen Shuttle Tankers Pool AS that expires in January 2024 unless terminated by either party on giving not less than 30 days’ notice;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Knutsen Shuttle Tankers Pool AS that expires on or around December 31, 2023;
●	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro. On August 18, 2023, a 100-day extension to the existing bareboat charter party for the Dan Cisne was agreed with Transpetro, which will extend the vessel’s fixed employment to around the end of December 2023. This contract extension is subject to agreement of customary documentation and is expected to be signed in September 2023;
●	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Altera that expires in January 2024. The vessel has a time charter contract with Eni that will commence in January 2024 for a fixed period of three years, with Eni having options to extend the charter by up to three further years;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter contract that expires in June 2025 with Repsol, with options to extend the charter until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016. The vessel operated under a time charter contract with a subsidiary of TotalEnergies which expired on July 1, 2023, the same day the vessel was delivered to Shell to commence on a three-year time charter contract;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is operating under a time charter contract with China Offshore Oil (Singapore), with an option, exercised on August 1, 2023, for the charterer to extend the charter by six-months to March 2024, after which time the vessel is due to be delivered to Shell to commence on a three-year time charter contract;
●	the Lena Knutsen, a shuttle tanker built in 2017 that operated under a time charter contract with a subsidiary of TotalEnergies that ended on August 31, 2023, and which is due to commence on a three-year time charter contract with Shell in September 2023;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Petrogal S.A. that expires in November 2023. On August 8, 2023, the Partnership entered into a new time charter contract for the vessel with a major independent operator in Brazil to commence in January 2024 for a fixed period of one year. As described above, under the time charter contract signed with Equinor in November 2021, the Partnership has agreed with Equinor to substitute the Brasil Knutsen for the Windsor Knutsen, with the time charter contract otherwise remaining unchanged. The time charter contract with Equinor is expected to commence in the fourth quarter of 2024 or the first quarter of 2025 for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter contract with a wholly owned subsidiary of TotalEnergies that expires in April 2024, with options to extend the charter by up to three further one-year periods;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in November 2027, with options to extend the charter until November 2040; and
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in February 2027, with options to extend the charter until February 2042.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of June 30, 2023, the right-of-use asset and lease liability for operating leases was $2.4 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for the three and six months ended June 30, 2023, was $0.3 million and $0.4 million respectively. As of June 30, 2023, the weighted average discount rate for the operating leases was 7.2% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of June 30, 2023, the weighted average remaining lease term is 2.6 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2023 is as follows:

(U.S. Dollars in thousands)
2023 (excluding the six months ended June 30, 2023)	$514
2024	1,028
2025	1,028
2026	86
2027	—
2028 and thereafter	—
Total	$2,656
Less imputed interest	234
Carrying value of operating lease liabilities	$2,422